UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
                                                           holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MFP Investors LLC
Address:    51 JFK Parkway
            2nd Floor
            Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Annette Emanuel
Title:      Chief Financial Officer
Phone:      (973) 921-2210

Signature, Place, and Date of Signing:

      /s/ Annette Emanuel                   Short Hills, NJ      11/10/00
     ----------------------------------     ---------------      --------
                [Signature]                  [City, State]         Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $ 271,590
                                           -----------
                                           (thousands)

List of Other Included Managers    NONE


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           COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8

                                                             VALUE     SHRS OR SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE

PartnerRe Ltd.                    COM          G6852T105       474     10,000  SH            SOLE                10,000
White Mountains
  Insurance Group Inc.            COM          G9618E107     1,364      5,000  SH            SOLE                 5,000
AT&T Corp.                        COM          001957109     4,959    168,804  SH            SOLE               168,804
Allstate Corp.                    COM          020002101     6,950    200,000  SH            SOLE               200,000
Alltel Corp.                      COM          020039103     2,088     40,000  SH            SOLE                40,000
Autozone Inc.                     COM          053332102    16,789    740,000  SH            SOLE               740,000
Brascan Corp.                     CL A
                                  LTD VT SH    10549P606     3,367    261,500  SH            SOLE               261,500
Burnham Pacific
  Properties, Inc.                COM          12232C108       818    135,000  SH            SOLE               135,000
Bush Boake Allen Inc.             COM          123162109     1,195     25,000  SH            SOLE                25,000
Carter-Wallace Inc.               COM          146285101     1,222     50,000  SH            SOLE                50,000
Citizens Communications Co.       COM          17453B101     5,202    388,900  SH            SOLE               388,900
City Investing Co.
  Liquidating Trust               Unit
                                  Ben Int      177900107       357    278,600  SH            SOLE               278,600
Columbia Energy Group             COM          197648108     2,130     30,000  SH            SOLE                30,000
Commonwealth Telephone
  Enterprises, Inc.               COM          203349105     2,950     80,000  SH            SOLE                80,000
Conoco Inc.                       CL B         208251405     3,233    120,000  SH            SOLE               120,000
Crane Company                     COM          224399105    13,382    585,000  SH            SOLE               585,000
Devon Energy Corp. New            COM          25179M103    23,215    385,951  SH            SOLE               385,951
Dun & Bradstreet Corp.
  (Delaware)                      COM          26483B106     8,702    252,700  SH            SOLE               252,700
Efax.com                          COM          282012103         3     10,000  SH            SOLE                10,000
Enstar Group Inc.                 COM          29358R107     1,566    102,715  SH            SOLE               102,715
Fab Industries, Inc.              COM          302747100       181     17,000  SH            SOLE                17,000
General Motors Corp.              COM          370442105     8,305    127,772  SH            SOLE               127,772
General Motors Corp.              CL H NEW     370442832    12,194    327,966  SH            SOLE               327,966
BF Goodrich Co.                   COM          382388106    14,476    369,400  SH            SOLE               369,400
Harcourt Gen Inc.                 COM          41163G101    22,721    385,100  SH            SOLE               385,100
Huttig Building
  Products, Inc.                  COM          448451104     1,719    382,000  SH            SOLE               382,000
Keebler Foods Company             COM          487256109     2,940     70,000  SH            SOLE                70,000
Key Energy Services Inc.          COM          492914106     5,838    595,000  SH            SOLE               595,000
Koger Equity Inc.                 COM          500228101       765     45,000  SH            SOLE                45,000
Kroll-O'Gara Company              COM          501050108     3,757    626,200  SH            SOLE               626,200
Lanier World Wide                 COM          51589L105       250    250,000  SH            SOLE               250,000
Mead Corp.                        COM          582834107     5,844    250,000  SH            SOLE               250,000
Medallion Financial Corp.         COM          583928106     4,348    258,600  SH            SOLE               258,600
Meredith Corp.                    COM          589433101     5,163    175,000  SH            SOLE               175,000
Microsoft Corp.                   COM          594918104       488      7,500  SH   Call     SOLE                 7,500
Montana Power Co.                 COM          612085100     3,338    100,000  SH            SOLE               100,000
Nashua Corporation                COM          631226107     1,360    161,200  SH            SOLE               161,200
Newhall Land & Farming Co.
  (California)                    Depositary
                                  Receipts     651426108     2,352    100,000  SH            SOLE               100,000
On Command Corporation            COM          682160106     1,535    125,000  SH            SOLE               125,000
Pactiv Corp.                      COM          695257105     2,491    222,700  SH            SOLE               222,700
Phoenix Investment
  Partners, Ltd.                  COM          719085102       893     57,600  SH            SOLE                57,600
RF Micro Devices, Inc.            COM          749941100        63      2,000  SH            SOLE                 2,000
St. Joe Company                   COM          790148100     2,359     85,000  SH            SOLE                85,000
Scripps Co. E.W.
  (Ohio)                          CL A         811054204    23,220    430,000  SH            SOLE               430,000
Shop At Home, Inc.                COM NEW      825066301       305    125,000  SH            SOLE               125,000
Southern Union Company
  New                             COM          844030106     3,293    166,215  SH            SOLE               166,215
Southwest Gas Corp.               COM          844895102     1,910     91,200  SH            SOLE                91,200
Staff Leasing, Inc.               COM          852381102     3,945  1,043,200  SH            SOLE              1,043,200
Stewart & Stevenson
  Services, Inc.                  COM          860342104     2,330    133,600  SH            SOLE               133,600
Suburban Lodges of
  America Inc.                    COM          864444104     2,154    319,100  SH            SOLE               319,100
Telephone & Data
  Systems Inc.                    COM          879433100    13,284    120,000  SH            SOLE               120,000
Thermo Electron Corp.             COM          883556102     3,180    122,300  SH            SOLE               122,300
Trizec Hahn Corporation           Sub Vtg      896938107     2,522    150,000  SH            SOLE               150,000
United Industrial Corp.           COM          910671106       685     63,000  SH            SOLE                63,000
Unitrin, Inc.                     COM          913275103     3,723    117,500  SH            SOLE               117,500
Vornado Operating Co.             COM          92904N103       176     31,000  SH            SOLE                31,000
Washington Post Company           CL B         939640108     7,517     14,240  SH            SOLE                14,240

                                                           271,590

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